Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Stockholders' Equity

On January 9, 2017, the Company’s board of directors approved, subject to stockholder approval, the adoption of the Plan. On June 30, 2017, the Plan was approved by the Company’s stockholders at the 2017 Annual Meeting of Stockholders. The purposes of the Plan are to attract, retain, reward and motivate talented, motivated and loyal employees and other service providers (“Eligible Individuals”) by providing them with an opportunity to acquire or increase a proprietary interest in the Company and to incentivize them to expend maximum effort for the growth and success of the Company, so as to strengthen the mutuality of the interests between such persons and the stockholders of the Company. The Plan will allow the Company to grant a variety of stock-based and cash-based awards to Eligible Individuals. Twelve percent (12%) of the Company’s issued and outstanding shares of Class B Common Stock from time to time are reserved for issuance under the Plan. As of the date of this report, 9,018,541 shares are issued and outstanding, resulting in up to 1,082,225 shares available for issuance under the Plan. As of June 30, 2017, the Company has granted 560,000 RSUs under the Plan to certain officers and employees of the Company. The aggregate fair value of the RSUs was $2,103,500. The RSUs vest over a three-year period as follows: (i) 20% on the first anniversary of the grant date; (ii) 30% on the second anniversary of the grant date; and (iii) 50% on the third anniversary of the grant date. The fair value of the grant is amortized over the period from the grant date through the vesting dates. Compensation expense recognized for these grants for the three-month and six-month periods ended June 30, 2017 was $129,787. The Company has approximately $1,763,363 in unrecognized stock-based compensation, with an average remaining vesting period of three years.

On January 9, 2017, the Company’s board of directors and stockholders holding 6,375,000 of the Company’s issued and outstanding shares of common stock approved an amendment to the Company’s Articles of Incorporation (the “Certificate of Amendment”), to change the name of the Company to RumbleOn, Inc. and to create an additional class of common stock of the Company, which was effective on February 13, 2017 (the “Effective Date”).

Immediately before approving the Certificate of Amendment, the Company had authorized 100,000,000 shares of common stock, $0.001 par value (the “Authorized Common Stock”), including 6,400,000 issued and outstanding shares of common stock (the “Outstanding Common Stock, and together with the Authorized Common Stock, the “Common Stock”). Pursuant to the Certificate of Amendment, the Company designated 1,000,000 shares of Authorized Common Stock as Class A Common Stock (the “Class A Common Stock”), which Class A Common Stock ranks pari passu with all of the rights and privileges of the Common Stock, except that holders of the Class A Common Stock are entitled to ten votes per share of Class A Common Stock issued and outstanding, and all other shares of Common Stock, including all shares of Outstanding Common Stock shall be deemed Class B Common Stock (the “Class B Common Stock”), which Class B Common Stock is identical to the Class A Common Stock in all respects, except that holders of the Class B Common Stock are entitled to one vote per share of Class B Common Stock issued and outstanding.

Also on January 9, 2017, the Company’s board of directors and stockholders holding 6,375,000 of the Company’s issued and outstanding shares of common stock approved the issuance to (i) Marshall Chesrown of 875,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Chesrown, and (ii) Steven R. Berrard of 125,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Berrard, effective at the time the Certificate of Amendment was filed with the Secretary of State of Nevada.

On the Effective Date, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada changing the Company’s name to RumbleOn, Inc. and creating the Class A and Class B Common Stock. Also on the Effective Date, the Company issued an aggregate of 1,000,000 shares of Class A Common Stock to Messrs. Chesrown and Berrard in exchange for an aggregate of 1,000,000 shares of Class B Common Stock held by them. Also on the Effective Date, the Company amended its bylaws to reflect the name change to RumbleOn, Inc. and to reflect the Company’s primary place of business as Charlotte, North Carolina.

On March 31, 2017, the Company completed the 2017 Private Placement and the second tranche of the 2016 Private Placement. For additional information, see Note 1 - “Business Description,” Note 4 - “Acquisitions,” and Note 8 - “Notes Payable.”

At December 31, 2016, the Company was authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock. For additional information see Note 11, "Subsequent Events."

On January 9, 2017, the Company's Board and stockholders holding 6,375,000 of the Company's issued and outstanding shares of common stock approved the issuance to (i) Marshall Chesrown of 875,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Chesrown, and (ii) Steven R. Berrard of 125,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Berrard, effective at the time the Certificate of Amendment was filed with the Secretary of State of Nevada.

On June 24, 2015, the Company repurchased and cancelled 5,000,000 shares of common stock from a former officer and director of the Company for $5,000.

On July 24, 2015, the Company issued 5,000,000 shares of common stock for services to an officer and director. The Company and the officer and director mutually agreed to rescind the transaction.

On November 16, 2015, the Company sold 5,000,000 shares of common stock to an officer and director for subscriptions receivable of $5,000. In February 2016, the Company received $5,000.

In July 2016, the Company received donated capital of $2,000 from a shareholder of the Company.

On November 28, 2016, the Company sold 900,000 shares of common stock to three investors for cash of $1,349,000 and subscriptions receivable of $1,000.

On November 28, 2016, the Company recorded a beneficial conversion feature of $197,358 related to the convertible note with an entity owned and controlled by a current officer and director, Steven Berrard. For additional information, see Note 6, “Convertible Notes Payable – Related Party.”